Consolidate Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Convertible preferred stock, par value	$ 0.00001	$ 0.00001
Convertible preferred stock, authorized	27,799,267	22,520,015
Convertible preferred stock, issued	23,668,198	15,717,345
Convertible preferred stock, outstanding	23,668,198	15,717,345
Aggregate liquidation preference	$ 271,845	$ 173,122
Class AA common stock
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, authorized	54,000,000	52,000,000
Common stock, issued	20,269,864	21,110,877
Common stock, outstanding	20,269,864	21,110,877
Class AA1 common stock member
Common stock, authorized	805,360	0
Common stock, issued	0	0
Common stock, outstanding	0	0
Class EE-1
Common stock, authorized	0	105,000
Common stock, issued	0	105,000
Common stock, outstanding	0	105,000
Class EE-2
Common stock, authorized	0	1,557,500
Common stock, issued	0	1,557,500
Common stock, outstanding	0	1,557,500